Inventories, Net	6 Months Ended
Sep. 30, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

Note 5 — INVENTORIES, NET

Inventories, net consist of the following:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Goods in transit	896,791	773,436	599,563
Inventories	7,472,866	9,020,519	6,992,650
Less: Inventories allowance	(791,609)	(796,632)	(617,544)
Inventories, net	7,578,048	8,997,323	6,974,669